Aspiriant Trust
11100 Santa Monica Boulevard, Suite 600
Los Angeles, CA 90025
(310) 806-4000

July 7, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Aspiriant Trust (“Registrant”)
File Nos. 333-178600 and 811-22648

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Registrant do not differ from that contained in the Registrant’s Post-Effective Amendment No. 17, which was filed electronically on June 30, 2017.

Questions regarding this filing may be directed to the undersigned at (414) 290-3404.

Very truly yours,

/s/ Benjamin D. Schmidt
Benjamin D. Schmidt
Secretary and Assistant Treasurer